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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advent International Corporation
Address:   75 State Street
           Boston, MA 02109

13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jarlyth H. Gibson
Title:   Assistant Compliance Officer
Phone:   (617) 951-9493

Signature, Place, and Date of Signing:


/s/ Jarlyth H. Gibson                     Boston, MA         February 13, 2007
---------------------------------   ----------------------   -----------------
[Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:            8

Form 13F Information Table Value Total:   $  429,734
                                          (thousands)
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                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
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                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER             CLASS        CUSIP    [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ACHILLION PHARMACEUTICALS,
   INC.                               COMMON 00448Q-20-1   17,986  1,116,432                SOLE           1,116,432
ANESIVA INC.                          COMMON 03460L-10-0    7,730  1,112,286                SOLE           1,112,286
ASPEN TECHNOLGY, INC.                 COMMON 045327-10-3  347,123 31,499,336                SOLE          31,499,336
EVOLVING SYSTEMS INC.                 COMMON 30049R-10-0    1,549  1,324,131                SOLE           1,324,131
EXELIXIS                              COMMON 30161Q-10-4    1,050    116,698                SOLE             116,698
KIRKLAND'S INC.                       COMMON 497498-10-5   31,658  6,306,407                SOLE           6,306,407
MTI TECHNOLOGY, CORP.                 COMMON 553903-10-5   12,894 17,192,037                SOLE          17,192,037
TORREYPINES THERAPEUTICS, INC.        COMMON 89235K-10-5    9,744  1,320,317                SOLE           1,320,317
                                                          429,734